Schedule of Investments (unaudited) March 31, 2021	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
BAE Systems PLC, ADR	394,804	$11,172,953

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	99,351	9,481,066

Automobiles — 2.5%
General Motors Co.(a)	385,411	22,145,716

Banks — 3.7%
Bank of America Corp.(b)	374,523	14,490,295
JPMorgan Chase & Co.	122,611	18,665,072

		33,155,367

Beverages — 1.3%
Coca-Cola Co.	222,146	11,709,316

Biotechnology — 0.7%
Biogen, Inc.(a)	23,013	6,437,887

Capital Markets — 3.0%
Intercontinental Exchange, Inc.	92,707	10,353,518
Morgan Stanley	216,031	16,776,967

		27,130,485

Chemicals — 3.4%
Axalta Coating Systems Ltd.(a)	325,395	9,625,184
Corteva, Inc.	457,748	21,340,212

		30,965,396

Communications Equipment — 3.1%
Ciena Corp.(a)	156,352	8,555,581
Cisco Systems, Inc.	373,191	19,297,707

		27,853,288

Construction & Engineering — 1.2%
Quanta Services, Inc.	125,658	11,055,391

Consumer Finance — 2.5%
Ally Financial, Inc.	264,856	11,974,140
Capital One Financial Corp.	82,210	10,459,578

		22,433,718

Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B(a)	93,558	23,901,262

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	31,041	5,145,046

Entertainment — 0.7%
World Wrestling Entertainment, Inc., Class A	120,194	6,521,726

Health Care Equipment & Supplies — 1.1%
Koninklijke Philips NV, NY Shares	171,889	9,802,830

Health Care Providers & Services — 6.6%
Anthem, Inc.	36,405	13,067,575
Humana, Inc.	15,548	6,518,499
Laboratory Corp. of America Holdings(a)	62,235	15,871,792
UnitedHealth Group, Inc.	65,143	24,237,756

		59,695,622

Health Care Technology — 0.6%
Veeva Systems, Inc., Class A(a)	20,886	5,456,259

Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.(a)	109,648	6,662,212

Security	Shares	Value

Insurance — 0.6%
Fidelity National Financial, Inc.	134,167	$5,455,230

Interactive Media & Services(a) — 8.7%
Alphabet, Inc., Class A(b)	24,428	50,383,239
Facebook, Inc., Class A	93,559	27,555,932

		77,939,171

Internet & Direct Marketing Retail(a) — 6.3%
Alibaba Group Holding Ltd., ADR	42,763	9,695,655
Amazon.com, Inc.	15,274	47,258,978

		56,954,633

IT Services — 5.7%
Cognizant Technology Solutions Corp., Class A	76,674	5,989,773
Fidelity National Information Services, Inc.	34,346	4,829,391
FleetCor Technologies, Inc.(a)	49,152	13,203,702
Visa, Inc., Class A(b)	130,830	27,700,636

		51,723,502

Machinery — 2.1%
Fortive Corp.	131,173	9,266,061
Otis Worldwide Corp.	136,097	9,315,839

		18,581,900

Media — 3.5%
Comcast Corp., Class A	419,032	22,673,822
Fox Corp., Class A	255,538	9,227,477

		31,901,299

Multi-line Retail — 3.0%
Dollar General Corp.	43,588	8,831,801
Dollar Tree, Inc.(a)	162,022	18,545,038

		27,376,839

Oil, Gas & Consumable Fuels — 3.3%
BP PLC, ADR	192,239	4,681,020
Chevron Corp.	41,336	4,331,599
ConocoPhillips	273,568	14,490,897
EQT Corp.(a)	314,297	5,839,638

		29,343,154

Personal Products — 1.5%
Unilever PLC, ADR	236,188	13,186,376

Pharmaceuticals — 2.0%
Novo Nordisk A/S, ADR	95,933	6,467,803
Sanofi, ADR	235,832	11,664,250

		18,132,053

Professional Services — 1.6%
Robert Half International, Inc.	181,380	14,160,337

Real Estate Management & Development — 1.2%
CBRE Group, Inc., Class A(a)	141,434	11,188,844

Road & Rail — 1.7%
Norfolk Southern Corp.	55,300	14,849,156

Semiconductors & Semiconductor Equipment — 4.9%
Applied Materials, Inc.	192,070	25,660,552
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	156,680	18,532,110

		44,192,662

Software — 7.8%
CDK Global, Inc.	271,354	14,669,397
Microsoft Corp.(b)	233,881	55,142,124

		69,811,521

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 4.0%
Lowe’s Cos., Inc.	56,397	$10,725,581
O’Reilly Automotive, Inc.(a)	24,309	12,330,740
Ross Stores, Inc.	107,428	12,881,692

		35,938,013

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.(b)(c)	326,708	39,907,382

Wireless Telecommunication Services — 1.5%
Vodafone Group PLC, ADR	748,168	13,788,736

Total Long-Term Investments — 100.5% (Cost: $565,692,679)		905,156,348

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	9,652,689	9,652,689

Total Short-Term Securities — 1.1% (Cost: $9,652,689)		9,652,689

Total Investments Before Options Written — 101.6% (Cost: $575,345,368)		914,809,037

Options Written — (1.4)% (Premiums Received: $(13,239,754))		(12,879,542)

Total Investments, Net of Options Written — 100.2% (Cost: $562,105,614)		901,929,495

Liabilities in Excess of Other Assets — (0.2)%		(1,638,221)

Net Assets — 100.0%		$900,291,274

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,614,004	$—	$(1,961,315	)(a)	$—	$—	$9,652,689	9,652,689	$719	$—

(a) Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Ciena Corp.	151	04/01/21	USD	57.00	USD	826	$(1,435)
Cognizant Technology Solutions Corp., Class A	243	04/01/21	USD	75.00	USD	1,898	(82,620)
Conocophillips	268	04/01/21	USD	50.00	USD	1,420	(82,410)
Dollar Tree, Inc.	100	04/01/21	USD	112.00	USD	1,145	(22,600)
Facebook, Inc., Class A	80	04/01/21	USD	280.00	USD	2,356	(120,400)
Morgan Stanley	58	04/01/21	USD	79.00	USD	450	(928)
Ross Stores, Inc.	319	04/01/21	USD	123.00	USD	3,825	(15,153)

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Vodafone Group PLC, ADR	136	04/01/21	USD	19.50	USD	251	$ (544)
Alibaba Group Holding Ltd., ADR	103	04/09/21	USD	252.50	USD	2,335	(1,803)
Ally Financial, Inc.	472	04/09/21	USD	40.50	USD	2,134	(231,667)
Alphabet, Inc., Class A	26	04/09/21	USD	2,120.00	USD	5,363	(26,260)
Bank of America Corp.	177	04/09/21	USD	37.00	USD	685	(33,453)
Berkshire Hathaway, Inc., Class B	209	04/09/21	USD	245.00	USD	5,339	(232,512)
Biogen, Inc.	46	04/09/21	USD	282.50	USD	1,287	(25,530)
Chevron Corp.	138	04/09/21	USD	106.00	USD	1,446	(16,836)
Cisco Systems, Inc.	80	04/09/21	USD	47.00	USD	414	(38,600)
Coca-Cola Co.	503	04/09/21	USD	51.50	USD	2,651	(69,917)
Comcast Corp., Class A	735	04/09/21	USD	54.50	USD	3,977	(35,647)
General Motors Co.	3	04/09/21	USD	56.00	USD	17	(710)
Las Vegas Sands Corp.	178	04/09/21	USD	70.00	USD	1,082	(801)
Microsoft Corp.	274	04/09/21	USD	240.00	USD	6,460	(46,580)
Morgan Stanley	341	04/09/21	USD	83.00	USD	2,648	(5,115)
Norfolk Southern Corp.	119	04/09/21	USD	260.00	USD	3,195	(123,165)
Ross Stores, Inc.	60	04/09/21	USD	121.00	USD	719	(9,900)
Visa, Inc., Class A	20	04/09/21	USD	217.50	USD	423	(1,950)
Bank of America Corp.	227	04/13/21	USD	36.50	USD	878	(56,574)
Alibaba Group Holding Ltd., ADR	103	04/16/21	USD	255.00	USD	2,335	(5,511)
Ally Financial, Inc.	460	04/16/21	USD	46.00	USD	2,080	(58,190)
Alphabet, Inc., Class A	41	04/16/21	USD	2,120.00	USD	8,456	(71,135)
Amazon.com, Inc.	8	04/16/21	USD	3,250.00	USD	2,475	(8,860)
Apple, Inc.	317	04/16/21	USD	136.25	USD	3,872	(3,329)
Applied Materials, Inc.	355	04/16/21	USD	105.00	USD	4,743	(1,036,600)
Axalta Coating Systems Ltd.	454	04/16/21	USD	29.00	USD	1,343	(46,535)
Bank of America Corp.	272	04/16/21	USD	33.00	USD	1,052	(154,360)
Berkshire Hathaway, Inc., Class B	178	04/16/21	USD	270.00	USD	4,547	(4,717)
BP PLC — ADR	172	04/16/21	USD	25.00	USD	419	(7,396)
C.H. Robinson Worldwide, Inc.	234	04/16/21	USD	94.00	USD	2,233	(60,564)
Capital One Financial Corp.	253	04/16/21	USD	135.00	USD	3,219	(20,493)
CBRE Group, Inc., Class A	171	04/16/21	USD	75.00	USD	1,353	(78,660)
CBRE Group, Inc., Class A	240	04/16/21	USD	85.00	USD	1,899	(9,000)
CDK Global, Inc.	169	04/16/21	USD	55.00	USD	914	(12,253)
Ciena Corp.	152	04/16/21	USD	55.00	USD	832	(17,860)
Cisco Systems, Inc.	219	04/16/21	USD	48.00	USD	1,132	(81,577)
Cisco Systems, Inc.	42	04/16/21	USD	47.00	USD	217	(20,265)
Coca-Cola Co.	624	04/16/21	USD	50.00	USD	3,289	(175,344)
Cognizant Technology Solutions Corp., Class A	124	04/16/21	USD	80.00	USD	969	(9,300)
Comcast Corp., Class A	31	04/16/21	USD	55.00	USD	168	(1,752)
ConocoPhillips	121	04/16/21	USD	60.00	USD	641	(1,936)
Corteva, Inc.	398	04/16/21	USD	47.00	USD	1,855	(42,785)
Dollar Tree, Inc.	175	04/16/21	USD	105.00	USD	2,003	(165,812)
EQT Corp.	674	04/16/21	USD	20.00	USD	1,252	(23,590)
EQT Corp.	674	04/16/21	USD	21.00	USD	1,252	(11,795)
Facebook, Inc., Class A	129	04/16/21	USD	287.50	USD	3,799	(167,700)
Fidelity D&D Bancorp, Inc.	659	04/16/21	USD	41.00	USD	2,679	(47,777)
Fleetcor Technologies, Inc.	74	04/16/21	USD	273.00	USD	1,988	(27,727)
Fortive Corp.	578	04/16/21	USD	74.00	USD	4,083	(21,903)
Fox Corp., Class A	245	04/16/21	USD	42.00	USD	885	(6,738)
Intercontinental Exchange, Inc.	234	04/16/21	USD	115.50	USD	2,613	(11,983)
JPMorgan Chase & Co.	196	04/16/21	USD	150.00	USD	2,984	(89,670)
Koninklijke Philips NV, NY Shares	418	04/16/21	USD	55.00	USD	2,384	(104,500)
Laboratory Corp. Of America Holdings	198	04/16/21	USD	246.00	USD	5,050	(224,896)
Las Vegas Sands Corp.	189	04/16/21	USD	70.00	USD	1,148	(2,268)
Lowe’s Cos., Inc.	141	04/16/21	USD	170.00	USD	2,682	(290,107)
Microsoft Corp.	261	04/16/21	USD	245.00	USD	6,154	(35,887)
Novo Nordisk A/S, ADR	300	04/16/21	USD	77.50	USD	2,023	(10,500)
Otis Worldwide Corp.	602	04/16/21	USD	65.00	USD	4,121	(264,880)
Quanta Services, Inc.	583	04/16/21	USD	78.00	USD	5,129	(588,723)
Robert Half International, Inc.	139	04/16/21	USD	85.00	USD	1,085	(2,780)
Sanofi — ADR	747	04/16/21	USD	48.45	USD	3,695	(112,519)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Unilever PLC, ADR	136	04/16/21	USD	55.00	USD	759	$ (14,280)
UnitedHealth Group, Inc.	47	04/16/21	USD	340.00	USD	1,749	(160,740)
Ventas, Inc., Class A	69	04/16/21	USD	340.00	USD	1,803	(10,350)
Ventas, Inc., Class A	62	04/16/21	USD	280.00	USD	1,620	(11,935)
World Wrestling Entertainment, Inc., Class A	200	04/16/21	USD	60.00	USD	1,085	(9,500)
World Wrestling Entertainment, Inc., Class A	294	04/16/21	USD	55.00	USD	1,595	(49,980)
Alphabet, Inc., Class A	41	04/23/21	USD	2,085.00	USD	8,456	(163,590)
Amazon.com, Inc.	1	04/23/21	USD	3,250.00	USD	309	(1,978)
Anthem, Inc.	69	04/23/21	USD	340.00	USD	2,477	(168,360)
Apple, Inc.	546	04/23/21	USD	128.00	USD	6,669	(65,793)
Bank of America Corp.	122	04/23/21	USD	37.50	USD	472	(23,851)
Chevron Corp.	11	04/23/21	USD	110.00	USD	115	(1,282)
Ciena Corp.	456	04/23/21	USD	50.50	USD	2,495	(172,368)
Cisco Systems, Inc.	68	04/23/21	USD	49.00	USD	352	(18,768)
Coca-Cola Co.	259	04/23/21	USD	52.00	USD	1,365	(39,497)
Comcast Corp., Class A	116	04/23/21	USD	58.50	USD	628	(4,930)
ConocoPhillips	520	04/23/21	USD	61.00	USD	2,754	(20,020)
Facebook, Inc., Class A	80	04/23/21	USD	285.00	USD	2,356	(126,600)
Fox Corp., Class A	245	04/23/21	USD	42.00	USD	885	(6,125)
General Motors Co.	386	04/23/21	USD	62.00	USD	2,218	(37,056)
Humana, Inc.	28	04/23/21	USD	415.00	USD	1,174	(35,980)
Las Vegas Sands Corp.	88	04/23/21	USD	70.00	USD	535	(2,596)
Microsoft Corp.	135	04/23/21	USD	247.50	USD	3,183	(18,833)
Norfolk Southern Corp.	103	04/23/21	USD	265.00	USD	2,766	(91,155)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	228	04/23/21	USD	123.00	USD	2,697	(61,332)
Vodafone Group PLC, ADR	663	04/23/21	USD	18.50	USD	1,222	(27,183)
Apple, Inc.	292	04/30/21	USD	133.00	USD	3,567	(23,652)
Apple, Inc.	257	04/30/21	USD	126.00	USD	3,139	(71,960)
Applied Materials, Inc.	188	04/30/21	USD	130.00	USD	2,512	(166,380)
Bank of America Corp.	243	04/30/21	USD	40.00	USD	940	(21,141)
Berkshire Hathaway, Inc., Class B	202	04/30/21	USD	255.00	USD	5,160	(111,100)
Biogen, Inc.	34	04/30/21	USD	282.50	USD	951	(43,690)
BP PLC — ADR	289	04/30/21	USD	28.50	USD	704	(4,769)
Chevron Corp.	106	04/30/21	USD	115.00	USD	1,111	(7,102)
Ciena Corp.	226	04/30/21	USD	58.50	USD	1,237	(13,786)
Cisco Systems, Inc.	256	04/30/21	USD	50.00	USD	1,324	(62,592)
Cognizant Technology Solutions Corp., Class A	303	04/30/21	USD	80.50	USD	2,367	(37,117)
Cognizant Technology Solutions Corp., Class A	73	04/30/21	USD	79.50	USD	570	(12,045)
Comcast Corp., Class A	1,171	04/30/21	USD	58.50	USD	6,336	(33,373)
ConocoPhillips	358	04/30/21	USD	52.00	USD	1,896	(76,254)
Dollar Tree, Inc.	570	04/30/21	USD	113.00	USD	6,524	(233,700)
General Motors Co.	4	04/30/21	USD	62.00	USD	23	(496)
JPMorgan Chase & Co.	99	04/30/21	USD	155.00	USD	1,507	(33,907)
JPMorgan Chase & Co.	71	04/30/21	USD	157.50	USD	1,081	(18,602)
Lowe’s Cos., Inc.	79	04/30/21	USD	185.00	USD	1,502	(64,780)
Lowe’s Cos., Inc.	79	04/30/21	USD	195.00	USD	1,502	(23,068)
Microsoft Corp.	256	04/30/21	USD	237.50	USD	6,036	(165,120)
Norfolk Southern Corp.	126	04/30/21	USD	267.50	USD	3,383	(110,880)
Visa, Inc., Class A	97	04/30/21	USD	230.00	USD	2,054	(10,816)
Vodafone Group PLC, ADR	547	04/30/21	USD	19.00	USD	1,008	(15,863)
CDK Global, Inc.	328	05/04/21	USD	55.42	USD	1,773	(50,853)
Amazon.Com, Inc.	4	05/07/21	USD	3,195.00	USD	1,238	(28,780)
Apple, Inc.	317	05/07/21	USD	126.00	USD	3,872	(103,817)
Applied Materials, Inc.	129	05/07/21	USD	145.00	USD	1,723	(45,537)
Bank of America Corp.	307	05/07/21	USD	40.00	USD	1,188	(33,156)
BP PLC — ADR	61	05/07/21	USD	26.50	USD	149	(2,471)
Capital One Financial Corp.	141	05/07/21	USD	131.00	USD	1,794	(58,867)
Chevron Corp.	14	05/07/21	USD	108.00	USD	147	(3,696)
Cisco Systems, Inc.	215	05/07/21	USD	51.41	USD	1,112	(27,898)
Cisco Systems, Inc.	41	05/07/21	USD	54.00	USD	212	(1,476)
Comcast Corp., Class A	219	05/07/21	USD	55.50	USD	1,185	(24,638)
General Motors Co.	65	05/07/21	USD	62.00	USD	373	(10,823)

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
JPMorgan Chase & Co.	121	05/07/21	USD	156.22	USD	1,842	$(41,434)
Lowe’s Cos., Inc.	56	05/07/21	USD	195.00	USD	1,065	(20,440)
Microsoft Corp.	261	05/07/21	USD	245.00	USD	6,154	(90,567)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	198	05/07/21	USD	119.00	USD	2,342	(99,990)
Visa, Inc., Class A	59	05/07/21	USD	215.00	USD	1,249	(33,335)
Alphabet, Inc., Class A	46	05/21/21	USD	2,050.00	USD	9,488	(442,060)
Amazon.com, Inc.	14	05/21/21	USD	3,260.00	USD	4,332	(93,310)
Apple, Inc.	329	05/21/21	USD	140.00	USD	4,019	(31,584)
Bank of America Corp.	430	05/21/21	USD	37.00	USD	1,664	(120,400)
BP PLC — ADR	150	05/21/21	USD	25.00	USD	365	(14,850)
CBRE Group, Inc., Class A	480	05/21/21	USD	80.00	USD	3,797	(163,200)
CDK Global, Inc.	452	05/21/21	USD	55.00	USD	2,444	(99,440)
CDW Corp.	124	05/21/21	USD	160.00	USD	2,055	(139,500)
CDW Corp.	71	05/21/21	USD	165.00	USD	1,177	(59,640)
CH Robinson Worldwide, Inc.	207	05/21/21	USD	97.50	USD	1,975	(67,792)
Cisco Systems, Inc.	222	05/21/21	USD	49.00	USD	1,148	(73,815)
Coca-Cola Co.	150	05/21/21	USD	52.50	USD	791	(24,675)
Comcast Corp., Class A	367	05/21/21	USD	57.50	USD	1,986	(27,158)
Corteva, Inc.	1,204	05/21/21	USD	49.63	USD	5,613	(109,832)
Dollar General Corp.	152	05/21/21	USD	210.00	USD	3,080	(47,880)
Dollar Tree, Inc.	175	05/21/21	USD	115.00	USD	2,003	(69,125)
EQT Corp.	313	05/21/21	USD	20.00	USD	582	(31,300)
Facebook, Inc., Class A	300	05/21/21	USD	290.00	USD	8,836	(560,250)
Fidelity National Financial, Inc.	186	05/21/21	USD	42.35	USD	756	(22,210)
Fidelity National Info Serv	216	05/21/21	USD	150.00	USD	3,037	(43,740)
FleetCor Technologies, Inc.	14	05/21/21	USD	290.00	USD	376	(7,070)
Fortive Corp.	248	05/21/21	USD	70.00	USD	1,752	(93,000)
General Motors Co.	235	05/21/21	USD	65.00	USD	1,350	(31,137)
Intercontinental Exchange, Inc.	350	05/21/21	USD	120.00	USD	3,909	(29,750)
JPMorgan Chase & Co.	95	05/21/21	USD	155.00	USD	1,446	(45,125)
Laboratory Corp. of America Holdings	194	05/21/21	USD	240.00	USD	4,948	(389,940)
Las Vegas Sands Corp.	235	05/21/21	USD	65.00	USD	1,428	(50,290)
Microsoft Corp.	135	05/21/21	USD	245.00	USD	3,183	(67,500)
Microsoft Corp.	151	05/21/21	USD	250.00	USD	3,560	(53,227)
Morgan Stanley	637	05/21/21	USD	82.50	USD	4,947	(110,201)
Novo Nordisk A/S, ADR	304	05/21/21	USD	72.50	USD	2,050	(19,000)
O’Reilly Automotive, Inc.	85	05/21/21	USD	490.00	USD	4,312	(262,225)
Quanta Services, Inc.	208	05/21/21	USD	95.00	USD	1,830	(40,560)
Robert Half International, Inc.	495	05/21/21	USD	80.00	USD	3,864	(153,450)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	125	05/21/21	USD	130.00	USD	1,478	(29,063)
Unilever PLC, ADR	183	05/21/21	USD	57.50	USD	1,022	(14,640)
UnitedHealth Group, Inc.	71	05/21/21	USD	380.00	USD	2,642	(70,822)
Visa, Inc., Class A	59	05/21/21	USD	220.00	USD	1,249	(25,370)
World Wrestling Entertainment, Inc., Class A	158	05/21/21	USD	65.00	USD	857	(18,565)
Cisco Systems, Inc.	163	06/18/21	USD	52.50	USD	843	(29,014)

							$(12,589,050)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BAE Systems PLC, ADR	Credit Suisse International	13,300	04/07/21	USD	27.65	USD	376	$(9,839)
ConocoPhillips	Bank of America N.A.	9,800	04/09/21	USD	57.61	USD	519	(1,876)
BAE Systems PLC, ADR	Citibank N.A.	30,000	04/21/21	USD	28.55	USD	849	(13,493)
Koninklijke Philips NV — NY Shares	Barclays Bank PLC	28,000	04/22/21	USD	57.67	USD	1,597	(21,041)
Koninklijke Philips NV — NY Shares	JPMorgan Chase Bank N.A.	10,500	04/22/21	USD	57.27	USD	599	(14,191)
Sanofi — ADR	Barclays Bank PLC	7,800	04/26/21	USD	49.51	USD	386	(6,850)
Koninklijke Philips NV — NY Shares	Barclays Bank PLC	28,000	04/28/21	USD	57.67	USD	1,597	(24,732)
Axalta Coating Systems Ltd.	Barclays Bank PLC	68,400	05/04/21	USD	30.29	USD	2,023	(42,338)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
BAE Systems PLC, ADR	Citibank N.A.	30,000	05/05/21	USD	28.83	USD	849	$(14,789)
ConocoPhillips	Credit Suisse International	35,800	05/06/21	USD	53.66	USD	1,896	(87,508)
Unilever PLC, ADR	Goldman Sachs International	10,600	05/12/21	USD	56.47	USD	592	(10,540)
Otis Worldwide Corp.	Barclays Capital	25,500	05/21/21	USD	70.77	USD	1,746	(43,295)

								$(290,492)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$905,156,348	$—	$—	$905,156,348
Short-Term Securities
Money Market Funds	9,652,689	—	—	9,652,689

	$914,809,037	$—	$—	$914,809,037

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(11,000,267)	$(1,879,275)	$—	$(12,879,542)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

6